SCHEDULE OF PATENTS AND LICENSES (Details) - Patents and Licenses [member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Patents and licenses, cost, beginning	$ 1,058,936	$ 996,461	$ 837,102
Additions	79,111	62,475	159,359
Patents and licenses, cost, ending	1,138,047	1,058,936	996,461
Patents and licenses, accumulated amortization, beginning	548,231	467,985	398,425
Amortization	87,761	80,246	69,560
Patents and licenses, accumulated amortization, ending	635,992	548,231	467,985
Patents and licenses, carrying amounts	$ 502,055	$ 510,705	$ 528,476